Segment and Geographical Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment and Geographical Information
Segment and Geographical Information

The Company has determined that it operates in a single operating and reportable segment.

The following table presents total external revenues by geographic location, based on the location of the Company’s merchants.

	2017		2016
	Amount $	%	Amount $	%
Canada	48,107	7.2%	26,893	6.9%
United States	478,286	71.0%	284,095	72.9%
United Kingdom	44,590	6.6%	25,958	6.7%
Australia	31,625	4.7%	18,163	4.7%
Rest of World	70,696	10.5%	34,221	8.8%
	673,304	100.0%	389,330	100.0%

The following table presents the total net book value of the Company’s long-lived physical assets by geographic location.

	2017		2016
	Amount $	%	Amount $	%
Canada	40,309	80.0%	33,863	74.1%
United States	9,633	19.2%	11,689	25.5%
Rest of World	418	0.8%	167	0.4%
	50,360	100.0%	45,719	100.0%